UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané Tyler, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1.  Report to Stockholders.

COHEN & STEERS Global Realty Majors ETF

An ALPS Advisors, Inc. Solution

ALPS ETF Trust SEMI-ANNUAL REPORT

June 30, 2010 (Unaudited)

Dear Shareholders:

When ALPS launched its ETF Trust in 2008 our goal was to bring innovative solutions to the ETF industry that provide investors with access to a unique market segment or strategy. Our first portfolio – the Cohen & Steers Global Realty Majors ETF – is one of the first ETFs to provide investors with access to a diversified portfolio of global real estate securities. US real estate, while already a mainstream asset class, only covers  1/3 of the global real estate universe. Furthermore, the global market is growing at a rapid pace as foreign countries continue to securitize their private real estate holdings. As a result, a global real estate fund can provide investors with a wider range of opportunities than a purely domestic fund while preserving the diversification and income benefits of US REITs.

By partnering with Cohen & Steers, we have secured a best in breed real estate manager with a great track record and reputation. Furthermore, the transparency(1), low cost and tax efficiency of the ETF structure provides access to global real estate in a very efficient manner. We believe access to global real estate, the benefits of the ETF structure, and the expertise of Cohen & Steers make for a powerful investment combination that will allow investors to build better portfolios.

In the pages that follow our Fund managers have provided a performance overview. We thank you for your investment and for being a GRI shareholder.

Thomas A. Carter*
President, ALPS ETF Trust

*	Registered representative of ALPS Distributors, Inc.

Ordinary brokerage commissions apply.

(1)	ETFs are considered transparent because their portfolio holdings are disclosed daily.

FUND DESCRIPTION

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the Cohen & Steers Global Realty Majors Index (the “Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “GRI.” The Fund will normally invest substantially all of its assets in the 75 stocks that comprise the Cohen & Steers Global Realty Majors Index. The Fund began trading on May 9, 2008.

The Index is a free-float, market-cap-weighted total return index of selected real estate equity securities maintained by Cohen & Steers. It is quoted intraday on a real-time basis by the Chicago Mercantile Exchange under the symbol GRM. The Index’s free-float market capitalization approach and qualitative screening process emphasize companies that the Cohen & Steers Index Committee believes are leading the securitization of real estate globally.

PERFORMANCE OVERVIEW

The first half of 2010 was essentially a tale of two quarters for global real estate securities. Healthier balance sheets and signs of an improving economy raised prices for real estate stocks in the first quarter for all three major regions, North America, Europe and Asia. These gains were short-lived, however, as sovereign debt worries and the specter of an economic slowdown in China resulted in steep losses in the 2nd quarter.

US real estate stocks were the only ones to stay in the black year to date and lead the way with a gain of 5.0%. Asian Pacific real estate securities were the 2nd best performers during the first half of 2010, losing 7.8% of their value compared to a loss of 17.3% for European issues, which were much harder hit by the sovereign debt crisis that started in Greece and Spain and sent shockwaves throughout the continent.

Within the US real estate market, regional malls and apartments fared the best, benefiting from stronger than expected consumer spending in the first quarter and stabilization in employment. Amid a slow recovery in global trade, Industrial REITs were the worst performers for the first half of the year. On the positive front, there was an increase in acquisitions and IPO activity for US REITs, especially in the 2nd quarter, and while we expect bouts of volatility to continue, even modest economic growth should allow for the cyclical upturn in prices to continue.

Singapore real estate securities (-6.2%) were the best performers in Asia Pacific in the first half of the year. Compared to their Asian counterparts, Singapore securities benefited from stronger than expected manufacturing data and improving demand for office space. Real estate stocks in Hong Kong were the next best performers (-8.9%). Their performance was impacted dramatically by the slowdown in China as well as by steps by the Hong Kong government to cool the luxury residential market. Japanese securities (-10.3%) were the worst performers in the region, suffering contagion from the European debt crisis, fears of a global slowdown and the uncertainty surrounding the resignation of Prime Minister Yukio Hatoyama. Due to their perceived defensiveness, Australian real estate securities fared well on a relative basis, losing only 2.5% in the first six months of the year.

European real estate securities weren’t immune to the damage inflicted by the sovereign debt crisis that started in May and continued to play out in June. Property stocks in the United Kingdom (-13.3%) and the Netherlands (-8.5%) were the worst performers. It is likely that fiscal cutbacks in these regions will impede growth in what are already fragile economies. Real estate stocks in France (-4.6%) and Switzerland (+11.9%) fared much better on a local currency basis but suffered against a strong dollar when their returns were translated back into US dollars.

For the six months ended June 30, 2010 the Fund’s market price decreased 4.84% and the Fund’s net asset value (“NAV”) decreased 4.09%. Over the same time period the Fund’s benchmark was down 4.23%.

Annualized	Six Months	One Year	Since Inception *
Fund Performance
NAV	-4.09%	25.53%	-18.21%
Market Price	-4.84%	28.37%	-18.12%
Index Performance
Cohen & Steers Global Realty Majors Index	-3.86%	26.56%	-17.44%
FTSE EPRA/NAREIT Developed Real Estate Index	-4.23%	25.05%	-16.74%

Total Expense Ratio (per the current prospectus) 0.55%.

*	Fund Inception 5/7/08

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsetfs.com.

An investor cannot invest directly in an index.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding.

Market Price is the price at which a share can currently be traded in the market.

Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

TOP 10 HOLDINGS* as of June 30, 2010

Sun Hung Kai Properties, Ltd.	4.32%
Unibail-Rodamco	3.96
Simon Property Group, Inc.	3.92
Westfield Group	3.88
Mitsubishi Estate Co., Ltd.	3.34
Public Storage	3.14
Equity Residential	3.09

Mitsui Fudosan Co., Ltd.	3.05%
Vornado Realty Trust	3.03
Boston Properties, Inc.	2.61
Percent of Net Assets
in Top Ten Holdings:	34.34%

* Holdings are subject to change.

GEOGRAPHIC BREAKDOWN** as of June 30, 2010

United States	42.77%
Hong Kong	15.32
Japan	11.39
Australia	8.94
United Kingdom	6.19
France	5.67
Singapore	5.20
Netherlands	1.88

Canada	0.82%
Switzerland	0.54
Brazil	0.46
Sweden	0.41
Belgium	0.38
Italy	0.03

** % of Total Investments

GROWTH OF $10K as of June 30, 2010

Comparison of Change in Value of $10,000 Investment in Cohen & Steers Global Realty Majors ETF and Cohen & Steers Global Realty Majors Index.

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at January 1, 2010, and held through the period ended June 30, 2010.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expense Ratio	Expenses Paid During the Period(a) 1/01/10-6/30/10
Actual	$ 1,000.00	$ 959.10	0.55%	$ 2.67
Hypothetical	$ 1,000.00	$ 1,022.07	0.55%	$ 2.76

(a)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Security Description	Shares	Value

COMMON STOCKS (99.58%)
Australia (8.90%)
CFS Retail Property Trust	127,858	$204,111
Commonwealth Property Office Fund	121,643	95,554
Dexus Property Group	293,442	190,849
Mirvac Group	205,754	228,534
Stockland Trust Group	148,649	467,070
Westfield Group	89,089	916,533

		2,102,651

Belgium (0.38%)
Confinimmo	793	89,772

Brazil (0.46%)
BR Malls Participacoes SA	8,300	109,224

Canada (0.82%)
Boardwalk Real Estate Investment Trust	1,619	61,033
RioCan Real Estate Investment Trust	7,404	132,661

		193,694

France (5.65%)
Fonciere des Regions	1,747	145,492
ICADE	1,202	102,077
Klepierre	5,416	151,024
Unibail-Rodamco	5,670	935,863

		1,334,456

Hong Kong (15.25%)
China Overseas Land & Investment, Ltd.	236,000	444,897
Hang Lung Properties, Ltd.	122,000	472,355
Henderson Land Development Co., Ltd.	62,000	366,244
Hongkong Land Holdings, Ltd.	71,000	353,580
Kerry Properties, Ltd.	42,500	185,835
The Link Real Estate Investment Trust	137,000	341,306
Sun Hung Kai Properties, Ltd.	74,000	1,020,605
The Wharf Holdings, Ltd.	85,000	416,423

		3,601,245

Italy (0.03%)
Beni Stabili*	10,482	7,960

Security Description	Shares	Value

Japan (11.33%)
Japan Real Estate Investment Corp.	29	$237,597
Japan Retail Fund Investment Corp.	93	113,925
Mitsubishi Estate Co., Ltd.	56,000	789,151
Mitsui Fudosan Co., Ltd.	51,000	720,997
Nippon Building Fund, Inc.	31	246,627
Nomura Real Estate Office Fund, Inc.	17	85,106
Sumitomo Realty & Development Co., Ltd.	28,000	483,173

		2,676,576

Netherlands (1.87%)
Corio N.V.	5,568	272,435
Eurocommercial Properties N.V.	2,181	70,127
Wereldhave N.V.	1,317	98,405

		440,967

Singapore (5.18%)
Ascendas Real Estate Investment Trust	93,066	121,324
CapitaLand, Ltd.	195,000	502,829
CapitaMall Trust	158,347	208,695
CapitaMalls Asia, Ltd.	57,725	87,243
City Developments, Ltd.	38,000	302,127

		1,222,218

Sweden (0.41%)
Castellum AB	10,650	97,303

Switzerland (0.53%)
PSP Swiss Property AG*	2,104	126,141

United Kingdom (6.17%)
British Land Co., Plc	53,900	351,267
Derwent London Plc	5,529	103,399
Great Portland Estates Plc	19,347	84,201
Hammerson Plc	43,610	224,247
Land Securities Group Plc	47,115	393,679
Liberty International Plc*	27,078	126,233
Segro Plc	45,545	172,939

		1,455,965

Security Description	Shares	Value

United States (42.60%)
Alexandria Real Estate Equities, Inc.	2,747	$174,077
AMB Property Corp.	10,136	240,325
Apartment Investment and Management Co.	7,263	140,684
AvalonBay Communities, Inc.	5,064	472,826
Boston Properties, Inc.	8,632	615,807
BRE Properties, Inc.	3,856	142,402
Brookfield Properties Corp.	15,242	213,998
Camden Property Trust	3,981	162,624
Digital Realty Trust, Inc.	4,834	278,825
Douglas Emmett, Inc.	7,535	107,148
Duke Realty Corp.	13,905	157,822
Equity Residential	17,531	729,991
Essex Property Trust, Inc.	1,806	176,157
Federal Realty Investment Trust	3,802	267,167
HCP, Inc.	18,251	588,595
Health Care REIT, Inc.	7,665	322,850
Host Hotels & Resorts, Inc.	40,589	547,140
Kimco Realty Corp.	25,180	338,419
Liberty Property Trust	6,997	201,863
The Macerich Co.	7,950	296,694
ProLogis	29,439	298,217
Public Storage	8,428	740,906
Regency Centers Corp.	5,032	173,101
Simon Property Group, Inc.	11,463	925,637
SL Green Realty Corp.	4,831	265,898
UDR, Inc.	9,687	185,312
Ventas, Inc.	9,731	456,870
Vornado Realty Trust	9,793	714,399
Weingarten Realty Investors	6,476	123,368

		10,059,122

TOTAL COMMON STOCKS
(Cost $23,919,882)		23,517,294

WARRANTS (0.01%)
Hong Kong (0.01%)
Henderson Land Development Co., Ltd., Warrants, strike price 58.00 HKD, Expires 6/1/11*	11,800	2,000

TOTAL WARRANTS
(Cost $0)		2,000

Security Description	Shares	Value

TOTAL INVESTMENTS (99.59%)
(Cost $23,919,882)		$23,519,294

NET OTHER ASSETS AND LIABILITIES (0.41%)		95,962

NET ASSETS (100.00%)		$23,615,256

*	Non-income producing security.

Common Abbreviations:

AB-	Aktiebolag is the Swedish equivalent of the term corporation.

AG-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd.-	Limited.

N.V.-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc-	Public Limited Co.

REIT-	Real Estate Investment Trust

SA-	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Financial Statements.

ASSETS:
Investments, at value	$23,519,294
Cash	5,632
Foreign currency, at value (Cost $4,813)	4,825
Foreign tax reclaims	4,118
Interest and dividends receivable	92,301

Total Assets	23,626,170

LIABILITIES:
Payable to advisor	10,914

Total Liabilities	10,914

NET ASSETS	$23,615,256

NET ASSETS CONSIST OF:
Paid-in capital	$26,434,745
Overdistributed net investment income	(404,370)
Accumulated net realized loss on investments and foreign currency transactions	(2,013,732)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(401,387)

NET ASSETS	$23,615,256

INVESTMENTS, AT COST	$23,919,882

PRICING OF SHARES
Net Assets	$23,615,256
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	802,000
Net Asset Value, offering and redemption price per share	$29.45

See Notes to Financial Statements.

INVESTMENT INCOME:
Dividends(a)	$369,721

Total Investment Income	369,721

EXPENSES:
Investment advisory fee	52,469

Total Net Expenses	52,469

NET INVESTMENT INCOME	317,252

Net realized loss on investments	(602,253)
Net realized loss on foreign currency transactions	(1,267)
Net change in unrealized depreciation on investments	(788,882)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(542)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,392,944)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,075,692)

(a)	Net of foreign withholding tax of $18,975.

See Notes to Financial Statements.

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
OPERATIONS:
Net investment income	$317,252	$212,230
Net realized loss on investments and foreign currency transactions	(603,520)	(1,175,772)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(789,424)	2,832,094

Net increase/(decrease) in net assets resulting from operations	(1,075,692)	1,868,552

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(426,671)	(504,174)

Total distributions	(426,671)	(504,174)

SHARE TRANSACTIONS:
Proceeds from sale of shares	12,514,368	6,176,164

Net increase from share transactions	12,514,368	6,176,164

Net increase in net assets	11,012,005	7,540,542

NET ASSETS:
Beginning of period	12,603,251	5,062,709

End of period*	$23,615,256	$12,603,251

*Including overdistributed net investment income of:	$(404,370)	$(294,951)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	402,000	202,000
Shares sold	400,000	200,000

Shares outstanding, end of period	802,000	402,000

See Notes to Financial Statements.

	For the Period Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period May 7, 2008 (Inception) through December 31, 2008

NET ASSET VALUE, BEGINNING OF PERIOD	$31.35	$25.06	$50.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.87	0.98	0.47
Net realized and unrealized gain/(loss) on investments	(2.13)	7.00	(24.92)

Total from Investment Operations	(1.26)	7.98	(24.45)

LESS DISTRIBUTIONS:
From net investment income	(0.64)	(1.69)	(0.49)

Total Distributions	(0.64)	(1.69)	(0.49)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.90)	6.29	(24.94)

NET ASSET VALUE, END OF PERIOD	$29.45	$31.35	$25.06

TOTAL RETURN(a)	(4.09)%	32.51%	(48.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$23,615	$12,603	$5,063

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.33%(b)	3.24%	3.49%(b)
Operating expenses including reimbursement/waiver	0.55%(b)	0.55%	0.55%(b)
Operating expenses excluding reimbursement/waiver	0.55%(b)	0.55%	0.55%(b)
PORTFOLIO TURNOVER RATE(c)	7%	18%	18%
(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

1.  ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2010, the Trust consists of ten separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”), which commenced operations on May 7, 2008.

The Fund’s Shares are listed on the NYSE Arca. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Cohen & Steers Global Realty Majors Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

B. Foreign Currency Translation and Foreign Investments

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2009, permanent book and tax differences resulting primarily from differing treatment of foreign currency were identified and reclassified among the components of the Fund’s net assets as follows:

Accumulated Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$5,123	$(5,122)	$(1)

Net investment income/(loss) and net realized gain/(loss), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At December 31, 2009, the Fund had available for tax purposes unused capital loss carryforwards as follows:

Year of Expiration
2016	2017	Total
$176,692	$809,982	$986,674

The Fund intends to defer to its fiscal year ending December 31, 2010 approximately $165,900 of losses recognized during the period from November 1, 2009 to December 31, 2009.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of the distributions paid was as follows:

	Period Ended December 31, 2009	Period Ended December 31, 2008
Distributions paid from:
Ordinary income	$ 504,174	$ 98,737

Total	$ 504,174	$ 98,737

As of December 31, 2009, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income		$ 205,436
Accumulated net realized loss on investments and foreign currency transactions		(1,152,574)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies		(373,034)
Other Cumulative Effect of Timing Differences		3,046

Total		$ (1,317,126)

The differences between book-basis and tax-basis are primarily due to the deferral of post-October losses and the differing treatment of certain other investments.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Fund analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund will file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2008, and December 31, 2009, the Fund’s returns are still open to examination by the appropriate taxing authority.

G. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of observable inputs as compared to unobservable inputs for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market inputs participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1	-	quoted prices in active markets for identical securities

Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments in Securities at Value*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 23,517,294	$–	$–	$ 23,517,294
Warrants	–	2,000	–	2,000
TOTAL	$ 23,517,294	$2,000	$–	$ 23,519,294

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the period ended June 30, 2010, the Fund did not have any significant transfers between Level 1 and Level 2 securities. For the period ended June 30, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable Inputs (Level 3) were used in determining fair value is not applicable.

3.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the fees of the Sub-Adviser, the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

Mellon Capital Management Corporation acts as the Fund’s sub-adviser (the “Sub-Adviser”) pursuant to a sub-advisory agreement with the Investment Adviser (the “Sub-Advisory Agreement”). According to this agreement, the Investment Adviser pays the Sub-Adviser on a monthly basis, an annual rate of 0.10% of the Fund’s average daily net assets. The Investment Adviser pays the Sub-Adviser a minimum of $125,000 per year.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

4.  PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
Cohen & Steers Global Realty Majors ETF	$1,384,787	$1,622,654

For the period ended June 30, 2010, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Cohen & Steers Global Realty Majors ETF	$12,386,797	$–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of June 30, 2010, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$161,423
Gross Depreciation (excess of tax cost over value)	(1,369,871)

Net unrealized depreciation	$(1,208,448)
Cost of investment for income tax purposes	$24,727,742

5.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

6.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7.  SUBSEQUENT EVENTS

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2010 through the issuance date of the Fund’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsetfs.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) by calling 1-866-513-5856, (2) on the Trust’s website located at http://www.alpsetfs.com, (3) on the SEC’s website at http://www.sec.gov, and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

ALPS DISTRIBUTORS, INC.

This report has been prepared for Cohen & Steers Global Realty Majors ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the Cohen & Steers Global Realty Majors ETF.

GRI000167 1/31/11

CRBQ | CRBA | CRBI | WCAT

CRB-EQ

THOMSON REUTERS | JEFFERIES

THE FIRST NAME
IN COMMODITY EQUITIES

JUNE 30, 2010

SEMI-ANNUAL REPORT (Unaudited)

An ALPS Advisors, Inc. Solution

www.jamfunds.com	1

The Jefferies | TR/J CRB Global Commodity Equity Index Fund is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors. The ETF seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index.

For the six-month period ended June 30, 2010, the ETF’s market price 17.77% and its net asset value (“NAV”) decreased 17.10% Over the same time period the ETF’s benchmark was down 16.75%.

TOP 10 HOLDINGS^ (% of Total Investments)
Exxon Mobil Corp.	5.4%
Potash Corp. of Saskatchewan, Inc.	4.6
Monsanto Co.	4.5
Deere & Co.	4.2
Syngenta AG	3.9
Archer-Daniels-Midland Co.	2.9
Chevron Corp.	2.5
Gazprom OAO, ADR	2.1
Barrick Gold Corp.	2.0
Total SA	1.8
Total % of Top 10 Holdings	33.9%

^	Future holdings are subject to change

COUNTRY ALLOCATION (% of Total Investments)

United States	33.0%
Canada	16.1
United Kingdom	8.7
Russia	6.4
Switzerland	4.5
Brazil	3.2
South Africa	2.4
Australia	1.8
Singapore	1.8
France	1.8
Other	20.3

PERFORMANCE as of 06.30.10

	6 Months	Since Inception*
Jefferies | TR/J CRB Global Commodity Equity Index Fund
NAV	-17.10%	-10.42%
Market Price	-17.77%	-11.66%
Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index	-16.75%	-9.75%
S&P GSCI Commodity Index	-11.21%	-5.00%
S&P 500 Index	-6.65%	-2.01%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced Investment Operations on September 18, 2009 with an Inception Date, the first day of trading on the Exchange, of September 21, 2009.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit JAMFUNDS.COM.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

S&P GSCI Commodity Index: A composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures. S&P 500 Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. An investor cannot invest directly in an index. Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index: measures the performance of equity securities of companies engaged in the production and distribution of certain commodities and commodity-related products.

GROWTH OF $10,000 as of 06.30.10

Comparison of Change in Value of a hypothetical $10,000 investment in the Jefferies | TR/J CRB Global Commodity Equity Index Fund.

2	Semi-Annual Report (Unaudited) | June 30, 2010

The Jefferies | TR/J CRB Global Agriculture Equity Index Fund is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a global universe of listed companies engaged in the production and distribution of agricultural commodities and agricultural commodity-related products and services in the following sectors: producers of traits (characteristics attained through genetic modification), chemicals and fertilizers, farm machinery, equipment and irrigation, agricultural products, and livestock and aquaculture. The ETF seeks investment results that replicate, as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index.

For the six-month period ended June 30, 2010, the ETF’s market price declined 19.56% and its net asset value (“NAV”) decreased 18.95%. Over the same time period the ETF’s benchmark was down 18.78%.

TOP 10 HOLDINGS^ (% of Total Investments)

Potash Corp. of Saskatchewan, Inc.	7.0%
Monsanto Co.	7.0
Deere & Co.	6.5
Syngenta AG	6.1
Archer-Daniels-Midland Co.	5.1
Sociedad Quimica y Minera de Chile SA, ADR	4.8
Uralkali, GDR	4.8
Bunge, Ltd.	4.6
Agrium, Inc.	4.6
K+S AG	4.5
Total % of Top 10 Holdings	55.0%

COUNTRY ALLOCATION (% of Total Investments)

United States	29.5%
Canada	13.0
Singapore	6.8
Switzerland	6.1
Bermuda	5.1
Malaysia	4.9
Chile	4.8
Russia	4.8
Israel	4.5
Germany	4.5
Other	16.0

^	Future holdings are subject to change

PERFORMANCE as of 06.30.10

	6 Months	Since Inception*
Jefferies | TR/J CRB Global Agriculture Equity Index Fund
NAV	-18.95%	-12.38%
Market Price	-19.56%	-14.32%
Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index	-18.78%	-11.78%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced Investment Operations on October 26, 2009 with an Inception Date, the first day of trading on the Exchange, of October 27, 2009.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit JAMFUNDS. COM.

NAV is an exchange-traded funds per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index: measures the performance of equity securities of companies engaged in the production and distribution of agriculture products, including grains, livestock, fertilizers, chemicals, seeds, traits and equipment.

GROWTH OF $10,000 as of 06.30.10

Comparison of Change in Value of a hypothetical $10,000 investment in the Jefferies | TR/J CRB Global Agriculture Equity Index Fund.

www.jamfunds.com	3

The Jefferies I TR/J CRB Global Industrial Metals Equity Index Fund is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a global universe of listed companies engaged in the production and distribution of base/industrial metals and base/industrial metals products, including copper, aluminum, iron ore, steel and others. The ETF seeks investment results that replicate, as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index.

For the six-month period ended June 30, 2010, the ETF’s market price declined 21.28% and its net asset value (“NAV”) decreased 20.84%. Over the same time period the ETF’s benchmark was down 20.96%.

TOP 10 HOLDINGS^ (% of Total Investments)
Rio Tinto Plc	7.5%
BHP Billiton Plc	6.7
POSCO	5.2
Anglo American Plc	5.0
MMC Norilsk Nickel, ADR	4.7
Vale SA, ADR	4.7
ArcelorMittal	4.7
Companhia Siderurgica Nacional SA, ADR	4.7
Freeport-McMoRan Copper & Gold, Inc.	4.7
Xstrata Plc	4.6
Total % of Top 10 Holdings	52.5%

COUNTRY ALLOCATION (% of Total Investments)

United Kingdom	25.5%
United States	15.1
Brazil	12.4
Japan	12.0
Luxembourg	6.6
Canada	6.2
Russia	5.4
South Korea	5.2
India	2.8
Mexico	2.3
Other	6.5

^	Future holdings are subject to change

PERFORMANCE as of 06.30.10

	6 Months	Since Inception*
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
NAV	-20.84%	-14.61%
Market Price	-21.28%	-16.50%
Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index	-20.96%	-14.27%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced Investment Operations on October 26, 2009 with an Inception Date, the first day of trading on the Exchange, of October 27, 2009.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit JAMFUNDS. COM.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index: measures the performance of equity securities of companies engaged in the production and distribution of base/industrial metals and related products and/services including copper, aluminum, iron ore, steel, uranium and others.

GROWTH OF $10,000 as of 06.30.10

Comparison of Change in Value of a hypothetical $10,000 investment in the Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund.

4	Semi-Annual Report (Unaudited) | June 30, 2010

The Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a universe of listed U.S. and Canadian small capitalization companies engaged in the exploration and production (i.e., extraction) of oil and natural gas. The ETF seeks investment results that replicate, as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB Wildcatters Energy Exploration & Production Equity Index.

Since inception (1/20/2010) the ETF’s market price declined 11.15% and its net asset value (“NAV”) decreased 11.38%. Over the same time period the ETF’s benchmark was down 10.94%.

TOP 10 HOLDINGS^ (% of Total Investments)

St. Mary Land & Exploration Co.	5.7%
Progress Energy Resources Corp.	5.2
Mariner Energy, Inc.	4.9
Brigham Exploration Co.	4.0
Daylight Resources	3.8
Bankers Petroleum, Ltd.	3.2
Bill Barrett Corp.	3.2
Quicksilver Resources, Inc.	2.9
Comstock Resources, Inc.	2.8
Arena Resources, Inc.	2.8
Total % of Top 10 Holdings	38.5%

COUNTRY ALLOCATION (% of Total Investments)

United States	62.8%
Canada	37.2

^	Future holdings are subject to change

PERFORMANCE as of 06.30.10

Since Inception*
Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF
NAV	-11.38%
Market Price	-11.15%
Thomson Reuters/Jefferies CRB Wildcatters Energy Exploration & Production Equity Index	-10.94%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced Investment Operations on January 19, 2010 with an Inception Date, the first day of trading on the Exchange, of January 20, 2010.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit JAMFUNDS. COM.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

Thomson Reuters/Jefferies CRB Wildcatters Energy Exploration & Production Equity Index: measures the performance of equity securities of companies engaged in the exploration and production of oil and natural gas.

GROWTH OF $10,000 as of 06.30.10

Comparison of Change in Value of a hypothetical $10,000 investment in the Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF.

www.jamfunds.com	5

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at January 1, 2010 and held through the period ended June 30, 2010.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Funds costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expense Ratio	Expenses Paid During the Period 1/01/10 - 6/30/10
Jefferies | TR/J CRB Global Commodity Equity Index Fund
Actual	$ 1,000.00	$ 829.00	0.65%	$2.95
Hypothetical	$ 1,000.00	$ 1,021.57	0.65%	$3.26
Jefferies | TR/J CRB Global Agriculture Equity Index Fund
Actual	$ 1,000.00	$ 810.50	0.65%	$2.92
Hypothetical	$ 1,000.00	$ 1,021.57	0.65%	$3.26
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
Actual	$ 1,000.00	$ 791.60	0.65%	$2.89
Hypothetical	$ 1,000.00	$ 1,021.57	0.65%	$3.26
Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF
Actual(a)	$ 1,000.00	$ 886.20	0.65%	$2.72
Hypothetical(b)	$ 1,000.00	$ 1,021.57	0.65%	$3.26

(a)

The “Actual” example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days the Fund was in existence in the most recent fiscal half year (162), then divided by 365.

(b)

The “Hypothetical” example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

6	Semi-Annual Report (Unaudited) | June 30, 2010

Security Description	Shares	Value

COMMON STOCKS (99.91%)
Australia (1.81%)
Incitec Pivot, Ltd.	168,057	$387,522
Newcrest Mining, Ltd.	12,605	373,703
Nufarm, Ltd.	18,217	82,936
Woodside Petroleum, Ltd.	5,953	210,380

		1,054,541

Bermuda (1.47%)
Aquarius Platinum, Ltd.	9,754	48,691
Bunge, Ltd.	14,900	732,931
Sinofert Holdings, Ltd.*	186,000	73,806

		855,428

Brazil (3.19%)
Companhia Siderurgica Nacional SA, ADR	19,377	284,648
Gerdau SA, ADR	11,993	158,068
Petroleo Brasileiro SA, ADR	27,154	931,925
Vale SA, ADR	19,586	476,919

		1,851,560

Canada (16.06%)
Agnico-Eagle Mines, Ltd.	4,117	250,201
Agrium, Inc.	16,319	798,558
Barrick Gold Corp.	25,617	1,164,836
Cameco Corp.	5,031	107,187
Canadian Natural Resources, Ltd.	11,160	371,037
Eldorado Gold Corp.	14,040	252,090
EnCana Corp.	7,969	241,773
Goldcorp, Inc.	18,995	833,160
IAMGOLD Corp.	9,713	171,564
Inmet Mining Corp.	1,322	52,437
Ivanhoe Mines, Ltd.*	6,444	83,624
Kinross Gold Corp.	18,429	315,633
Osisko Mining Corp.*	8,517	92,011
Pan American Silver Corp.	2,759	69,504
Potash Corp. of Saskatchewan, Inc.	30,650	2,644,613
Red Back Mining, Inc.*	6,309	159,766
Silver Wheaton Corp.*	8,992	180,492
Suncor Energy, Inc.	16,693	492,158
Talisman Energy, Inc.	11,000	166,659
Teck Resources, Ltd., Class B	7,412	219,573
TransCanada Corp.	7,440	249,319
Viterra, Inc.*	33,040	220,443
Yamana Gold, Inc.	19,421	199,574

		9,336,212

Cayman Islands (0.45%)
Chaoda Modern Agriculture Holdings, Ltd.	266,000	263,023

Chile (1.54%)
Sociedad Quimica y Minera de Chile SA, ADR	27,367	892,438

Security Description	Shares	Value

China (1.38%)
Aluminum Corp. of China, Ltd., ADR*	2,024	$37,768
Angang Steel Co., Ltd.	14,000	16,900
China BlueChemical, Ltd.	176,000	98,542
China Petroleum & Chemical Corp.	182,000	148,411
China Shenhua Energy Co., Ltd.	36,500	133,586
Jiangxi Copper Co., Ltd.	18,000	33,979
PetroChina Co., Ltd.	226,000	254,524
Zijin Mining Group Co., Ltd.	106,000	79,767

		803,477

Denmark (0.52%)
Danisco A/S	4,503	304,996

France (1.76%)
Total SA	22,546	1,020,848

Germany (1.37%)
K+S AG	14,867	689,817
ThyssenKrupp AG	4,286	106,836

		796,653

Hong Kong (0.83%)
China Agri-Industries Holdings, Ltd.	159,000	185,398
CNOOC, Ltd.	172,000	295,533

		480,931

India (1.66%)
Reliance Industries, Ltd., GDR(b)	17,504	817,437
Sterlite Industries India, Ltd., ADR	10,250	145,960

		963,397

Israel (1.19%)
Israel Chemicals, Ltd.	44,036	462,199
The Israel Corp., Ltd.*	367	228,814

		691,013

Italy (0.85%)
Eni SpA	26,653	495,912

Japan (1.05%)
JFE Holdings, Inc.	6,100	191,637
Nippon Steel Corp.	68,000	227,461
Sumitomo Metal Industries, Ltd.	45,000	103,232
Sumitomo Metal Mining Co., Ltd.	7,000	88,598

		610,928

Jersey (0.39%)
Randgold Resources, Ltd.	2,358	226,661

Luxembourg (1.08%)
ArcelorMittal	11,188	306,357
Evraz Group SA, GDR*(a)	4,268	100,853
Tenaris SA, ADR	6,417	222,092

		629,302

www.jamfunds.com	7

Security Description	Shares	Value

Malaysia (1.29%)
Genting Plantations BHD	23,800	$49,033
IOI Corp. BHD	294,100	455,117
PPB Group BHD	50,200	247,783

		751,933

Mauritius (0.43%)
Golden Agri-Resources, Ltd.	654,000	248,277

Mexico (0.20%)
Grupo Mexico SAB de CV, Series B	50,000	119,136

Netherlands (1.59%)
CNH Global N.V.*	2,628	59,524
Nutreco Holding N.V.	3,337	180,770
Schlumberger, Ltd.	12,400	686,216

		926,510

Norway (0.91%)
Norsk Hydro ASA*	7,400	33,853
Yara International ASA	17,478	497,210

		531,063

Papua New Guinea (0.39%)
Lihir Gold, Ltd.	62,287	226,752

Peru (0.48%)
Companhia de Minas Buenaventura SA, ADR	7,232	277,998

Russia (6.40%)
Gazprom OAO, ADR	63,352	1,209,390
LUKOIL OAO, ADR	7,193	373,317
Mechel Steel Group, ADR	1,815	32,924
MMC Norilsk Nickel, ADR	24,239	351,950
Polyus Gold Co., ADR	9,228	253,770
Rosneft Oil Co., GDR*	113,446	701,096
Uralkali, GDR(a)	44,179	796,106

		3,718,553

Singapore (1.78%)
Olam International, Ltd.	199,000	369,178
Wilmar International, Ltd.	161,000	666,557

		1,035,735

South Africa (2.34%)
Anglo Platinum, Ltd.*	1,406	133,707
AngloGold Ashanti, Ltd., ADR	9,457	408,353
Gold Fields, Ltd.	17,071	231,153
Harmony Gold Mining Co., Ltd.	5,670	60,207
Impala Platinum Holdings, Ltd.	14,642	343,808
Sasol, Ltd.	5,094	182,475

		1,359,703

Security Description	Shares	Value

South Korea (0.54%)
POSCO	815	$311,136

Spain (0.32%)
Repsol YPF SA	9,247	188,759

Switzerland (4.51%)
Noble Corp.*	2,800	86,548
Syngenta AG	9,827	2,283,717
Transocean, Ltd.*	3,500	162,155
Weatherford International, Ltd.*	6,800	89,352

		2,621,772

Taiwan (0.48%)
China Steel Corp.	120,000	111,292
Taiwan Fertilizer Co., Ltd.	63,000	166,659

		277,951

United Kingdom (8.72%)
Anglo American Plc*	15,160	533,114
Antofagasta Plc	4,437	52,209
BG Group Plc	36,145	544,009
BHP Billiton Plc	27,086	710,982
BP Plc	200,893	958,472
Kazakhmys Plc	2,518	37,446
Lonmin Plc*	4,056	85,622
Petropavlosk Plc	3,885	69,167
Rio Tinto Plc	17,877	793,948
Royal Dutch Shell Plc, Class A	37,954	964,665
Xstrata Plc	23,944	317,675

		5,067,309

United States (32.93%)
AGCO Corp.*	9,642	260,045
Alcoa, Inc.	13,051	131,293
Allegheny Technologies, Inc.	1,133	50,067
Anadarko Petroleum Corp.	5,324	192,143
Apache Corp.	3,624	305,105
Archer-Daniels-Midland Co.	65,392	1,688,422
Baker Hughes, Inc.	4,611	191,679
Cameron International Corp.*	2,602	84,617
CF Industries Holdings, Inc.	7,114	451,383
Chesapeake Energy Corp.	6,952	145,644
Chevron Corp.	21,492	1,458,447
Cliffs Natural Resources, Inc.	1,715	80,879
Coeur d’Alene Mines Corp.*	2,309	36,436
ConocoPhillips	15,914	781,218
Consol Energy, Inc.	2,430	82,037
Corn Products International, Inc.	7,796	236,219
Deere & Co.	44,099	2,455,432
Devon Energy Corp.	4,541	276,638
Diamond Offshore Drilling, Inc.	745	46,332
EOG Resources, Inc.	2,721	267,665
Exxon Mobil Corp.	54,548	3,113,054
Freeport-McMoRan Copper & Gold, Inc.	5,448	322,140

8	Semi-Annual Report (Unaudited) | June 30, 2010

Security Description	Shares	Value

United States (continued)
Halliburton Co.	9,742	$239,166
Hecla Mining Co.*	6,429	33,559
Hess Corp.	3,278	165,015
Intrepid Potash, Inc.*	4,636	90,727
Marathon Oil Corp.	7,641	237,559
Monsanto Co.	56,494	2,611,153
The Mosaic Co.	16,545	644,924
National Oilwell Varco, Inc.	4,514	149,278
Newmont Mining Corp.	12,583	776,874
Noble Energy, Inc.	1,855	111,912
Nucor Corp.	4,020	153,886
Occidental Petroleum Corp.	8,569	661,098
Peabody Energy Corp.	2,894	113,242
Southern Copper Corp.	2,172	57,645
Southwestern Energy Co.*	3,666	141,654
United States Steel Corp.	1,830	70,547
Valero Energy Corp.	6,087	109,444
The Williams Co., Inc.	6,294	115,054

		19,139,632

TOTAL COMMON STOCKS
(Cost $67,921,857)		58,079,539

TOTAL INVESTMENTS (99.91%)
(Cost $67,921,857)		58,079,539

NET OTHER ASSETS AND LIABILITIES (0.09%)		50,653

NET ASSETS (100.00%)		$58,130,192

*	Non-income producing security.
(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $896, 959, representing 1.54% of the Fund’s net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. The security restricted under Rule 144A comprised 1.41% of the Fund’s net assets.

Common Abbreviations:

A/S - Aktieselskab is the Danish name for a stock-based corporation.

ADR	- American Depositary Receipt.

AG - Aktiengesellschafi is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BHD - Berhad (in Malaysia; equivalent to Public Limited Company).

GDR - Global Depository Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA - Società Per Azioni is an Italian shared company.

See Notes to Financial Statements.

www.jamfunds.com	9

Security Description	Shares	Value

COMMON STOCKS (100.01%)
Australia (3.04%)
Incitec Pivot, Ltd.	37,011	$85,343
Nufarm, Ltd.	4,000	18,211

		103,554

Bermuda (5.09%)
Bunge, Ltd.	3,200	157,408
Sinofert Holdings, Ltd.*	40,000	15,872

		173,280

Canada (13.02%)
Agrium, Inc.	3,172	155,220
Potash Corp. of Saskatchewan, Inc.	2,776	239,525
Viterra, Inc.*	7,255	48,405

		443,150

Cayman Islands (1.69%)
Chaoda Modern Agriculture Holdings, Ltd.	58,000	57,351

Chile (4.81%)
Sociedad Quimica y Minera de Chile SA, ADR	5,014	163,506

China (0.62%)
China BlueChemical, Ltd.	38,000	21,276

Denmark (1.97%)
Danisco A/S	989	66,987

Germany (4.46%)
K+S AG	3,274	151,911

Hong Kong (1.20%)
China Agri-Industries Holdings, Ltd.	35,000	40,811

Israel (4.48%)
Israel Chemicals, Ltd.	9,698	101,790
The Israel Corp., Ltd.*	81	50,501

		152,291

Malaysia (4.86%)
Genting Plantations BHD	5,300	10,919
IOI Corp. BHD	64,800	100,278
PPB Group BHD	11,000	54,295

		165,492

Mauritius (1.61%)
Golden Agri-Resources, Ltd.	144,000	54,667

Security Description	Shares	Value

Netherlands (1.61%)
CNH Global N.V.*	672	$15,221
Nutreco Holding N.V.	732	39,653

		54,874

Norway (3.22%)
Yara International ASA	3,850	109,524

Russia (4.77%)
Uralkali, GDR(a)	9,002	162,216

Singapore (6.78%)
Olam International, Ltd.	44,000	81,627
Wilmar International, Ltd.	36,000	149,044

		230,671

Switzerland (6.08%)
Syngenta AG	890	206,829

Taiwan (1.17%)
Taiwan Fertilizer Co., Ltd.	15,000	39,681

United States (29.53%)
AGCO Corp.*	2,118	57,122
Archer-Daniels-Midland Co.	6,786	175,214
CF Industries Holdings, Inc.	1,567	99,426
Corn Products International, Inc.	1,712	51,874
Deere & Co.	3,994	222,386
Intrepid Potash, Inc.*	1,019	19,942
Monsanto Co.	5,117	236,508
The Mosaic Co.	3,644	142,043

		1,004,515

TOTAL COMMON STOCKS
(Cost $3,989,320)		3,402,586

TOTAL INVESTMENTS (100.01%)
(Cost $3,989,320)		3,402,586

NET LIABILITIES LESS OTHER ASSETS(-0.01%)		(403)

NET ASSETS (100.00%)		$3,402,183

*	Non-income producing security.
(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $162,216, representing 4.77% of the Fund’s net assets.

10	Semi-Annual Report (Unaudited) | June 30, 2010

Common Abbreviations:

A/S - Aktieselskab is the Danish name for a stock-based corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BHD - Berhad (in Malaysia; equivalent to Public Limited Company).

GDR - Global Depository Receipt.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Financial Statements.

www.jamfunds.com	11

Security Description	Shares	Value

COMMON STOCKS (99.88%)
Brazil (12.42%)
Companhia Siderurgica Nacional SA, ADR	10,600	$155,714
Gerdau SA, ADR	7,661	100,972
Vale SA, ADR	6,451	157,082

		413,768

Canada (6.17%)
Cameco Corp.	3,214	68,475
Teck Resources, Ltd., Class B	4,624	136,982

		205,457

China (1.64%)
Aluminum Corp. of China, Ltd., ADR*	1,293	24,127
Angang Steel Co., Ltd.	8,000	9,657
Jiangxi Copper Co., Ltd.	11,000	20,765

		54,549

Germany (2.05%)
ThyssenKrupp AG	2,738	68,249

India (2.80%)
Sterlite Industries India, Ltd., ADR	6,547	93,229

Japan (11.99%)
JFE Holdings, Inc.	3,900	122,522
Nippon Steel Corp.	44,000	147,181
Sumitomo Metal Industries, Ltd.	29,000	66,527
Sumitomo Metal Mining Co., Ltd.	5,000	63,284

		399,514

Luxembourg (6.61%)
ArcelorMittal	5,690	155,807
Evraz Group SA, GDR*(a)	2,726	64,416

		220,223

Mexico (2.28%)
Grupo Mexico SAB de CV, Series B	31,900	76,009

Norway (0.66%)
Norsk Hydro ASA*	4,800	21,959

Russia (5.39%)
Mechel Steel Group, ADR	1,187	21,532
MMC Norilsk Nickel, ADR	10,877	157,934

		179,466

South Korea (5.15%)
POSCO	450	171,793

Taiwan (2.11%)
China Steel Corp.	76,000	70,485

Security Description	Shares	Value

United Kingdom (25.49%)
Anglo American Plc*	4,750	$167,038
Antofagasta Plc	2,834	33,347
BHP Billiton Plc	8,486	222,749
Kazakhmys Plc	1,609	23,928
Rio Tinto Plc	5,601	248,750
Xstrata Plc	11,561	153,384

		849,196

United States (15.12%)
Alcoa, Inc.	8,336	83,860
Allegheny Technologies, Inc.	732	32,347
Cliffs Natural Resources, Inc.	1,095	51,640
Freeport-McMoRan Copper & Gold, Inc.	2,631	155,571
Nucor Corp.	2,568	98,303
Southern Copper Corp.	1,388	36,838
United States Steel Corp.	1,169	45,065

		503,624

TOTAL COMMON STOCKS
(Cost $4,011,849)		3,327,521

TOTAL INVESTMENTS (99.88%)
(Cost $4,011,849)		3,327,521

NET OTHER ASSETS AND LIABILITIES (0.12%)		4,066

NET ASSETS (100.00%)		$3,331,587

*	Non-income producing security.

(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $64,416, representing 1.93% of the Fund’s net assets.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

GDR - Global Depository Receipt

Ltd. - Limited.

Plc - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company

See Notes to Financial Statements.

12	Semi-Annual Report (Unaudited) | June 30, 2010

Security Description	Shares	Value

COMMON STOCKS (100.10%)
Canada (37.26%)
Advantage Oil & Gas, Ltd.*	13,033	$76,041
Anderson Energy, Ltd.*	12,823	14,239
Angle Energy, Inc.*	4,260	28,623
Bankers Petroleum, Ltd.*	17,318	114,405
Birchcliff Energy, Ltd.*	7,131	65,093
Celtic Exploration, Ltd.*	5,788	59,751
Compton Petroleum Corp.*	18,432	10,407
Corridor Resources, Inc.*	6,613	32,360
Crew Energy, Inc.*	6,137	87,090
Daylight Energy, Ltd.	15,983	134,313
Delphi Energy Corp.*	8,800	21,945
Fairborne Energy, Ltd.*	7,840	33,938
Galleon Energy, Inc., Class A*	5,278	21,407
Iteration Energy, Ltd.*	14,059	20,110
Ivanhoe Energy, Inc.*	22,579	43,346
Legacy Oil + Gas, Inc.*	4,835	52,233
NuVista Energy, Ltd.	6,497	62,118
OPTI Canada, Inc.*	22,870	38,524
Paramount Resources, Ltd., Class A*	2,602	45,495
Progress Energy Resources Corp.	16,006	186,321
Questerre Energy Corp.*	16,604	44,532
Storm Exploration, Inc.*	2,778	35,083
TransGlobe Energy Corp.*	3,711	27,204
UTS Energy Corp.*	38,025	73,713

		1,328,291

United States (62.84%)
American Oil & Gas, Inc.*	4,082	25,635
Arena Resources, Inc.*	3,110	99,209
ATP Oil & Gas Corp.*	3,613	38,262
Berry Petroleum Co., Class A	3,528	90,740
Bill Barrett Corp.*	3,656	112,495
BPZ Resources, Inc.*	7,944	32,968
Brigham Exploration Co.*	9,217	141,757
CAMAC Energy, Inc.*	4,336	16,173
Carrizo Oil & Gas, Inc.*	2,554	39,664
China North East Petroleum Holdings, Ltd.*	1,566	2,506
Clayton Williams Energy, Inc.*	482	20,302
Comstock Resources, Inc.*	3,630	100,624
Contango Oil & Gas Co.*	1,078	48,240
Delta Petroleum Corp.*	14,996	12,897
Endeavour International Corp.*	10,609	11,245
Energy Partners, Ltd.*	2,925	35,714
GeoResources, Inc.*	1,018	14,181
GMX Resources, Inc.*	2,328	15,109
Goodrich Petroleum Corp.*	2,227	26,724
Gran Tierra Energy, Inc.*	16,413	82,633
Gulfport Energy Corp.*	2,287	27,124
Harvest Natural Resources, Inc.*	2,588	19,073
Houston American Energy Corp.	1,467	14,465
Magnum Hunter Resources Corp.*	3,832	16,707

Security Description	Shares	Value

United States (continued)
Mariner Energy, Inc.*	8,112	$174,246
McMoRan Exploration Co.*	6,227	69,182
Northern Oil and Gas, Inc.*	3,331	42,770
Oilsands Quest, Inc.*	23,373	14,257
Penn Virginia Corp.	3,666	73,723
Petroleum Development Corp.*	1,516	38,840
Petroquest Energy, Inc.*	4,494	30,379
Quicksilver Resources, Inc.*	9,567	105,237
Rex Energy Corp.*	2,570	25,957
Rosetta Resources, Inc.*	4,169	82,588
SandRidge Energy, Inc.*	12,785	74,536
St. Mary Land & Exploration Co.	5,088	204,334
Stone Energy Corp.*	3,481	38,848
Swift Energy Co.*	2,994	80,568
Toreador Resources Corp.*	1,550	8,525
Vaalco Energy, Inc.	4,446	24,898
Vanguard Natural Resources LLC	1,582	33,064
Venoco, Inc.*	1,900	31,293
W&T Offshore, Inc.	2,836	26,829
Warren Resources, Inc.*	5,569	16,150

		2,240,671

TOTAL COMMON STOCKS
(Cost $4,085,992)		3,568,962

TOTAL INVESTMENTS (100.10%)
(Cost $4,085,992)		3,568,962

NET LIABILITIES LESS OTHER ASSETS (-0.10%)		(3,492)

NET ASSETS (100.00%)		$3,565,470

*	Non-income producing security.

Common Abbreviations:

LLC - Limited Liability Company

Ltd. - Limited.

See Notes to Financial Statements.

www.jamfunds.com	13

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF
ASSETS:
Investments at market value	$ 58,079,539	$ 3,402,586	$ 3,327,521	$ 3,568,962
Foreign currency, at value (Cost $22,409, $1,626, $6,038 and $0, respectively)	22,395	1,626	6,013	–
Receivable for investments and currency contracts sold	17,166	388	1,343	–
Foreign tax reclaims	9,398	779	159	–
Interest and dividends receivable	123,257	4,493	23,177	2,179
Total Assets	58,251,755	3,409,872	3,358,213	3,571,141

LIABILITIES:
Payable to advisor	34,739	1,911	2,392	2,095
Payable to custodian	72,817	5,390	22,878	3,576
Payable for investments and currency contracts purchased	14,007	388	1,356	–
Total Liabilities	121,563	7,689	26,626	5,671
NET ASSETS	$ 58,130,192	$ 3,402,183	$ 3,331,587	$ 3,565,470

NET ASSETS CONSIST OF:
Paid-in capital	$ 68,727,012	$ 3,930,030	$ 4,340,729	$ 4,023,174
Overdistributed net investment income	(8,321)	(1,254)	(863)	(5,795)
Accumulated net realized gain/ (loss) on investments and foreign currency transactions	(745,829)	60,179	(323,840)	65,181
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,842,670)	(586,772)	(684,439)	(517,090)
NET ASSETS	$ 58,130,192	$ 3,402,183	$ 3,331,587	$ 3,565,470

INVESTMENTS, AT COST	$ 67,921,857	$ 3,989,320	$ 4,011,849	$ 4,085,992

PRICING OF SHARES
Net Assets	$ 58,130,192	$ 3,402,183	$ 3,331,587	$ 3,565,470
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,650,000	100,000	100,000	100,000
Net Asset Value, offering and redemption price per share	$ 35.23	$ 34.02	$ 33.32	$ 35.65

See Notes to Financial Statements.

14	Semi-Annual Report (Unaudited) | June 30, 2010

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF
INVESTMENT INCOME:
Dividends(a)	$ 718,701	$ 35,832	$ 56,744	$ 5,751
Total Investment Income	718,701	35,832	56,744	5,751

EXPENSES:
Investment advisory fee	237,950	13,080	18,678	11,546
Total Net Expenses	237,950	13,080	18,678	11,546

NET INVESTMENT INCOME/(LOSS)	480,751	22,752	38,066	(5,795)

Net realized gain/(loss) on investments	(679,770)	30,628	(322,753)	66,075
Net realized loss on foreign currency transactions	(19,712)	(1,177)	(1,330)	(894)
Net change in unrealized depreciation on investments	(12,933,249)	(851,463)	(994,905)	(517,030)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(479)	(72)	(106)	(60)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(13,633,210)	(822,084)	(1,319,094)	(451,909)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (13,152,459)	$ (799,332)	$ (1,281,028)	$ (457,704)

(a)	Net of foreign tax withholdings of $58,519, $2,793, $2, 709 and $651, respectively.
(b)	For the period January 20, 2010 (Inception) through June 30, 2010 for the Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF

See Notes to Financial Statements.

www.jamfunds.com	15

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Period September 21, 2009 (Inception) through December 31, 2009
OPERATIONS:
Net investment income	$ 480,751	$ 199,284
Net realized loss on investments and foreign currency transactions	(699,482)	(58,266)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(12,933,728)	3,091,058
Net increase/(decrease) in net assets resulting from operations	(13,152,459)	3,232,076

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(479,755)	(202,000)
Total distributions	(479,755)	(202,000)

SHARE TRANSACTIONS:
Proceeds from sale of shares	12,848,374	69,712,566
Value of shares redeemed	(11,743,720)	(2,084,890)
Net increase from share transactions	1,104,654	67,627,676
Net increase/(decrease) in net assets	(12,527,560)	70,657,752

NET ASSETS:
Beginning of period	70,657,752	–
End of period*	$ 58,130,192	$ 70,657,752

*Including overdistributed net investment income of:	$ (8,321)	$ (9,317)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	1,650,000	–
Shares sold	300,000	1,700,000
Shares redeemed	(300,000)	(50,000)
Shares outstanding, end of period	1,650,000	1,650,000

See Notes to Financial Statements.

16	Semi-Annual Report (Unaudited) | June 30, 2010

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Period October 27, 2009 (Inception) through December 31, 2009
OPERATIONS:
Net investment income	$ 22,752	$ 22,578
Net realized gain on investments and foreign currency transactions	29,451	30,997
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(851,535)	264,763
Net increase/(decrease) in net assets resulting from operations	(799,332)	318,338

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,353)	(25,500)
Total distributions	(21,353)	(25,500)

SHARE TRANSACTIONS:
Proceeds from sale of shares	2,173,770	3,930,030
Value of shares redeemed	(2,173,770)	–
Net increase from share transactions	–	3,930,030
Net increase/(decrease) in net assets	(820,685)	4,222,868

NET ASSETS:
Beginning of period	4,222,868	–
End of period*	$ 3,402,183	$ 4,222,868

*Including overdistributed net investment income of:	$ (1,254)	$ (2,653)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	100,000	–
Shares sold	50,000	100,000
Shares redeemed	(50,000)	–
Shares outstanding, end of period	100,000	100,000

See Notes to Financial Statements.

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	For the Six Months Ended June 30, 2010 (Unaudited)	For the Period October 27, 2009 (Inception) through December 31, 2009
OPERATIONS:
Net investment income/(loss)	$38,066	$(264)
Net realized loss on investments and foreign currency transactions	(324,083)	(503)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(995,011)	310,572
Net increase/(decrease) in net assets resulting from operations	(1,281,028)	309,805

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,919)	–
Total distributions	(37,919)	–

SHARE TRANSACTIONS:
Proceeds from sale of shares	6,215,351	3,941,376
Value of shares redeemed	(5,815,998)	–
Net increase from share transactions	399,353	3,941,376
Net increase/(decrease) in net assets	(919,594)	4,251,181

NET ASSETS:
Beginning of period	4,251,181	–
End of period*	$3,331,587	$4,251,181

*Including overdistributed net investment income of:	$(863)	$(1,010)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	100,000	–
Shares sold	150,000	100,000
Shares redeemed	(150,000)	–
Shares outstanding, end of period	100,000	100,000

See Notes to Financial Statements.

18	Semi-Annual Report (Unaudited) | June 30, 2010

For the Period January 20, 2010 (Inception) through June 30, 2010 (Unaudited)
OPERATIONS:
Net investment loss	$(5,795)
Net realized gain on investments and foreign currency transactions	65,181
Net change in unrealized depreciation on investments and foreign currency	(517,090)
Net decrease in net assets resulting from operations	(457,704)

SHARE TRANSACTIONS:
Proceeds from sale of shares	8,096,191
Value of shares redeemed	(4,073,017)
Net increase from share transactions	4,023,174
Net increase in net assets	3,565,470

NET ASSETS:
Beginning of period	–
End of period*	$3,565,470

*Including overdistributed net investment income of:	$(5,795)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	200,000
Shares redeemed	(100,000)
Shares outstanding, end of period	100,000

See Notes to Financial Statements.

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	For the Six Months Ended June 30, 2010 (Unaudited)	For the Period September 21, 2009 (Inception) through December 31, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$ 42.82	$ 39.74

INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.28	0.12
Net realized and unrealized gain/(loss) on investments	(7.59)	3.08
Total from Investment Operations	(7.31)	3.20

LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.12)
Total Distributions	(0.28)	(0.12)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(7.59)	3.08
NET ASSET VALUE, END OF PERIOD	$ 35.23	$ 42.82

TOTAL RETURN(a)	(17.10)%	8.06%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$ 58,130	$ 70,658

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.31%(b)	1.53%(b)
Operating expenses	0.65%(b)	0.65%(b)
PORTFOLIO TURNOVER RATE(c)	6%	7%

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

20	Semi-Annual Report (Unaudited) | June 30, 2010

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Period October 27, 2009 (Inception) through December 31, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$ 42.23	$ 39.30

INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.23	0.23
Net realized and unrealized gain/(loss) on investments	(8.23)	2.96
Total from Investment Operations	(8.00)	3.19

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.26)
Total Distributions	(0.21)	(0.26)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(8.21)	2.93
NET ASSET VALUE, END OF PERIOD	$ 34.02	$ 42.23

TOTAL RETURN(a)	(18.95)%	8.10%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$ 3,402	$ 4,223

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.13%(b)	3.03%(b)
Operating expenses	0.65%(b)	0.65%(b)
PORTFOLIO TURNOVER RATE(c)	9%	9%

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

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	For the Six Months Ended June 30, 2010 (Unaudited)	For the Period October 27, 2009 (Inception) through December 31, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$42.51	$39.41
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.35	(0.00)(a)
Net realized and unrealized gain/(loss) on investments	(9.19)	3.10
Total from Investment Operations	(8.84)	3.10
LESS DISTRIBUTIONS:
From net investment income	(0.35)	–
Total Distributions	(0.35)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(9.19)	3.10
NET ASSET VALUE, END OF PERIOD	$33.32	$42.51

TOTAL RETURN(b)	(20.84)%	7.87%
RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,332	$4,251
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	1.32%(c)	(0.04)%(c)
Operating expenses	0.65%(c)	0.65%(c)
PORTFOLIO TURNOVER RATE(d)	9%	5%

(a)	Less than $0.005 per share.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

22	Semi-Annual Report (Unaudited) | June 30, 2010

	For the Period January 20, 2010 (Inception) through June 30, 2010 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$40.23
LOSS FROM OPERATIONS:
Net investment loss	(0.06)
Net realized and unrealized loss on investments	(4.52)
Total from Investment Operations	(4.58)
NET DECREASE IN NET ASSET VALUE	(4.58)
NET ASSET VALUE, END OF PERIOD	$35.65

TOTAL RETURN(a)	(11.38)%
RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,565
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.33)%	(b)
Operating expenses	0.65%	(b)
PORTFOLIO TURNOVER RATE(c)	12%

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

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1. ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2010, the Trust consists of ten separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Jefferies | TR/J CRB Global Commodity Equity Index Fund, Jefferies | TR/J CRB Global Agriculture Equity Index Fund and the Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund (the “Funds”).

The Funds’ Shares are listed on the NYSE Arca. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield (before the Funds’ fees and expenses) of the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index, the Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index and the Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Funds’ NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board of Trustees. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate the Funds’ NAV and the prices used by the Index, which, in turn, could result in a difference between the Funds’ performance and the performance of the underlying Index.

24	Semi-Annual Report (Unaudited) | June 30, 2010

B. Foreign Currency Translation and Foreign Investments

The Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. Corporations.

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Federal Tax Information*

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2009, permanent book and tax differences resulting primarily from differing treatment of foreign currency were identified and reclassified among the components of the Funds’ net assets as follows:

	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in-Capital
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$(6,601)	$11,919	$(5,318)
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	$269	$(269)	$–
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	$(746)	$746	$–

Net investment income/(loss) and net realized gain/(loss), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

The Funds intend to defer to their fiscal year ending December 31, 2010 the following losses recognized during the period from November 1, 2009 to December 31, 2009:

Post-October Currency Losses
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$4,166
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	$2,653
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	$1,010

*

The inception date of the Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF was 1/20/10; therefore federal tax information for year ended December 31, 2009 is not applicable to this Fund

E. Dividends and Distributions to Shareholders**

Dividends from net investment income of the Funds, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

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The tax character of the distributions paid was as follows:

Period Ended December 31, 2009 Distributions paid from: Ordinary Income
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$202,000
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	$25,500
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	$–

As of December 31, 2009, the components of distributable earnings on a tax basis for the Funds were as follows:

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
Undistributed net investment income	$59,091	$30,728	$2,652
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,980,292	264,763	308,163
Other Cumulative Effect of Timing Differences	(3,989)	(2,653)	(1,010)
Total	$3,035,394	$292,838	$309,805

The differences between book-basis and tax-basis are primarily due to the deferral of post-October losses and the differing treatment of certain other investments.

**

The inception date of the Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF was 1/20/10; therefore dividends and distributions information for year ended December 31, 2009 is not applicable to this Fund.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Funds evaluate tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Funds analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended December 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds will file income tax returns in the U.S. federal jurisdiction and Colorado. For the year ended December 31, 2009, the Funds’ returns will be open to examination by the appropriate taxing authority.

G. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of observable inputs as compared to unobservable inputs for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including qouted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

26	Semi-Annual Report (Unaudited) | June 30, 2010

Jefferies | TR/J CRB Global Commodity Equity Index Fund Assets:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 58,079,539	$–	$–	$ 58,079,539
TOTAL	$ 58,079,539	$–	$–	$ 58,079,539
Jefferies | TR/J CRB Global Agriculture Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 3,402,586	$–	$–	$ 3,402,586
TOTAL	$ 3,402,586	$–	$–	$ 3,402,586
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 3,327,521	$–	$–	$ 3,327,521
TOTAL	$ 3,327,521	$–	$–	$ 3,327,521
Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Canada	$ 1,328,291	$–	$–	$ 1,328,291
United States	2,238,165	–	2,506	2,240,671
TOTAL	$ 3,566,456	$–	$2,506	$ 3,568,962

*	For detailed country descriptions, see the accompanying Schedule of Investments.

All securities of the Funds, except for Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF, were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Jefferies I TR/J CRB Wildcatters Exploration & Production Equity ETF:

Investments in Securities	Balance as of December 31, 2009	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of June 30, 2010
United States	$–	$–	$–	$–	$2,506	$2,506
Total	$–	$–	$–	$–	$2,506	$2,506

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3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Funds’ investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Funds (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Funds pay the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Funds’ average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Funds, including the fees of the Sub-Adviser, the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Funds.

Arrow Investment Advisors, LLC acts as the Funds’ sub-adviser (the “Sub-Adviser”) pursuant to a Sub-Advisory Agreement with the Investment Adviser (the “Sub-Advisory Agreement”). According to this agreement, the Investment Adviser pays the Sub-Adviser on a monthly basis, an annual rate of 0.05% of the Funds’ average daily net assets. The Investment Adviser will pay the Sub-Adviser a minimum of $40,000 per year per Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Funds.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Funds.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$4,086,168	$5,811,713
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	337,131	576,084
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	478,268	838,697
Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF	680,630	450,614
For the period ended June 30, 2010, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$10,910,612	$8,080,294
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	499,516	250,231
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	4,345,219	3,544,205
Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF	4,559,646	769,745

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

28	Semi-Annual Report (Unaudited) | June 30, 2010

As of June 30, 2010, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF
Gross Appreciation (excess of value over tax cost)	$1,061,013	$50,201	$(31,149)	$125,865
Gross Depreciation (excess of tax cost over value)	(11,050,226)	(639,995)	(684,328)	(643,488)
Net Unrealized Appreciation	$(9,989,213)	$(589,794)	$(715,477)	$(517,623)
Cost of investments for income tax purposes	$68,068,752	$3,992,380	$4,042,999	$4,086,585

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. SUBSEQUENT EVENTS

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2010 through August 30, 2010, the date of issuance of the Funds’ financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

www.jamfunds.com	29

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies and information regarding how each of the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Com mission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsetfs.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) by calling 1-866-513-5856, (2) on the Trust’s website located at http://www.alpsetfs.com, (3) on the SEC’s website at http://www.sec.gov, and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

TAX INFORMATION

Tax Designations***

The Funds designate the following amounts for the fiscal year ended December 31, 2009:

Jefferies | TR/J CRB Global Commodity Equity Index Fund
Qualified Dividend Income	100.00%
Corporate Dividends Received Deduction	82.39%

Jefferies | TR/J CRB Global Agriculture Equity Index Fund
Qualified Dividend Income	93.89%
Corporate Dividends Received Deduction	93.89%

Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
Qualified Dividend Income	0.00%
Corporate Dividends Received Deduction	0.00%

***	The inception date of the | Jefferies TR/J CRB Wildcatters Exploration & Production Equity was 1/20/10; therefore tax designations for year ended December 31, 2009 are not applicable to this Fund.

30	Semi-Annual Report (Unaudited) | June 30, 2010

At an in-person meeting held on December 14, 2009, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated proposals to approve the Advisory Agreement between the Trust and the Investment Adviser with respect to the Jefferies I TR/J CRB Wildcatters Exploration & Production Equity ETF (the “Fund”). At the same in person meeting, the Board also evaluated the proposal to approve the Sub-Advisory Agreement among the Investment Adviser, the Trust and the Sub-Adviser with respect to the Fund. The Independent Trustees also met separately with their independent legal counsel to consider the Advisory and Sub-Advisory Agreements.

In evaluating the Advisory and Sub-Advisory Agreements, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Investment Adviser and Sub-Adviser with respect to the Fund under the Advisory and Sub-Advisory Agreements, (ii) costs to the Investment Adviser and Sub-Adviser of their respective services; and (iii) the extent to which economies of scale would be realized if and as the Fund grows and whether the fee level in the Advisory and Sub-Advisory Agreements reflects these economies of scale.

The Board of Trustees, including a majority of the Independent Trustees, determined that approval of the Advisory and Sub-Advisory Agreements were in the best interests of the Fund. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory and Sub-Advisory Agreements for the Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory and the Sub-Advisory Agreements, the proposed investment parameters of the index for the Fund, financial information regarding the Investment Adviser, its parent company and the Sub-Adviser, information describing the Investment Adviser’s and Sub-Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Fund, the anticipated financial support of the Fund and the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Investment Adviser and nature and quality of services provided to investment products by the Sub-Adviser. Based upon their review, the Board concluded that the Investment Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to the Fund are expected to be satisfactory. The Board also concluded that the Sub-Adviser was qualified to manage the Fund and that the services to be provided by the Sub-Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser and Sub-Adviser, the Board considered the resources involved in managing the Fund as well as the fact that the Adviser agreed to pay all of the Fund’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. The Board also took into account payments that Jefferies Asset Management will make to ALPS pursuant to the Business and Expense Agreements and the effect of these payments on the profitability of the Fund to ALPS. Based on its review, the Board concluded that the expected profitability of the Fund to the Adviser and the Sub-Adviser, respectively, were not unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fees for the Fund as compared to those of a peer group of ETFs compiled using Lipper comparative fee data. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.65% of the Fund’s average daily net assets. The Board also considered that the advisory fee was a unitary one and that, as set forth above, the Investment Adviser had agreed to pay all of the Fund’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary fee. The Board considered that, taking into account the impact of the Fund’s unitary advisory fee, the Fund’s expense ratios were expected to be within range of the expense ratios of the peer group of ETFs provided by the Adviser. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund is newly organized, the Board reviewed the Fund’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the Fund had attracted assets.

The Board also considered other benefits that may be realized by the Adviser and/or the Sub-Adviser from their relationship with the Fund.

In voting to approve the Advisory and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Advisory and Sub-Advisory Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

www.jamfunds.com	31

32	Semi-Annual Report (Unaudited) | June 30, 2010

CRB-EQ

THOMSON REUTERS | JEFFERIES

THE FIRST NAME
IN COMMODITY EQUITIES

This report has been prepared for the Jefferies | TR/J CRB Global Equity Index Funds' shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the ETFs.

JEF000259 01/31/11

ALPS EQUAL Sector Weight ETF

An ALPS Advisors Solution

EQL

ALPS ETF Trust SEMI-ANNUAL REPORT

June 30, 2010

ALPS Equal Sector Weight ETF

ALPS Equal Sector Weight ETF | www.alpsetfs.com

Shareholder Letter

Dear Shareholders:

When ALPS launched its ETF Trust in 2008 our goal was to bring innovative solutions to the ETF industry that provide investors with access to a unique market segment or strategy. The ALPS Equal Sector Weight ETF is the world’s first ETF to provide access to an Equal Sector Strategy.

Sectors are one of the most important drivers of risk and return in a portfolio. An equal sector strategy can minimize the negative impact of any one sector on the entire portfolio. At the same time by offering meaningful exposure to each sector of the market, it allows investors the ability to participate in market rallies regardless of where they occur.

In the pages that follow our Fund managers have provided a performance overview. We thank you for your investment and for being a EQL shareholder.

Thomas A. Carter*

President, ALPS ETF Trust

*	Registered representative of ALPS Distributors, Inc.

Ordinary brokerage commissions apply.

Semi-Annual Report (Unaudited) | June 30, 2010	2

Performance Overview

June 30, 2010 (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Banc of America Securities – Merrill Lynch Equal Sector Weight Index (the “Underlying Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Index. The Underlying Index is an index of indexes comprised in equal proportions of the nine Select Sector SPDR Indexes (“The Underlying Sector Indexes”). In order to track the securities in the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of Select Sector SPDR exchange-traded funds (each, an “Underlying Sector ETF” and collectively the “Underlying Sector ETFs”) that track the Underlying Sector indexes of which the Underlying Index is comprised.

PERFORMANCE OVERVIEW

For the six months ended June 30, 2010, the Fund outperformed its benchmark. Through the first two quarters of the year the Fund declined 6.73% while the Fund’s benchmark declined 7.63% and the S&P 500 declined 6.65%. While all nine sectors of the S&P 500 declined in the period, the early cycle Industrial and Consumer Discretionary stocks fared the best, declining 0.54% and 1.64%, respectively. Technology and natural resource stocks performed the worst, with the Technology, Energy and Materials sectors declining 10.29%, 12.03% and 13.71%, respectively.

Compared to the S&P 500 the Fund benefited from its relative overweight in the Industrials and Consumer Discretionary sectors and was negatively impacted by its underweight in the Financial sector, which was the 4th best performing sector in the first six months of the year (-3.74%). Despite the Fund having an overweight in both the Utilities and Materials sectors, which hurt the performance of the Fund relative to the S&P 500, EQL benefited from an underweight in Technology. Overall, the Fund’s sector weights relative to the S&P 500 resulted in positive outperformance above the index in 6 of the 9 sectors.

3	ALPS Equal Sector Weight ETF | www.alpsetfs.com

Performance Overview

PERFORMANCE as of June 30, 2010
	1 Month	3 Month	6 Month	YTD	Since Inception Cumulative*
ALPS Equal Sector Weight ETF
NAV	-5.12%	-11.15%	-6.73%	-6.73%	17.15%
Market Price**	-5.09%	-11.21%	-6.85%	-6.85%	17.30%
Banc of America Securities Merrill Lynch Equal Sector Weight Index	-5.27%	-11.61%	-7.63%	-7.63%	15.14%
S&P 500 Total Return Index	-5.23%	-11.43%	-6.65%	-6.65%	17.03%
Total Expense Ratio (per the current Prospectus)	0.55%

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. Call 1.866.675.2639 or visit www.alpsetfs.com for current month end performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

*	The Fund commenced Investment Operations on July 06, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

S&P 500 Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The following table shows the sector weights of both the Fund and the S&P 500 as of June 30, 2010:

SECTOR WEIGHTING COMPARISON as of June 30, 2010
	EQL	S&P 500
Consumer Staples (XLP)	11.5%	11.5%
Healthcare (XLV)	11.5	12.1
Utilities (XLU)	11.3	3.7
Financials (XLF)	11.2	16.3
Materials (XLB)	11.0	3.4
Industrials (XLI)	11.0	10.3
Technology (XLK)	11.0	21.9
Consumer Discretionary (XLY)	10.8	10.1
Energy (XLE)	10.7	10.7

Source: S&P 500.

Semi-Annual Report (Unaudited) | June 30, 2010	4

Performance Overview

June 30, 2010 (Unaudited)

SECTOR ALLOCATION as of June 30, 2010

GROWTH OF $10,000 as of June 30, 2010

5	ALPS Equal Sector Weight ETF | www.alpsetfs.com

Disclosure of Fund Expenses For the Period Ended June 30, 2010 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at January 1, 2010 and held through the period ended June 30, 2010.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expense Ratio	Expenses Paid During the Period 1/01/10- 6/30/10(a)

Actual	$1,000.00	$ 932.70	0.34%	$1.63

Hypothetical	$1,000.00	$1,023.11	0.34%	$1.71

(a)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Semi-Annual Report (Unaudited) | June 30, 2010	6

This Page Intentionally Left Blank

Statement of Investments

Security Description	Shares	Market Value

EXCHANGE TRADED FUNDS (99.95%)
Consumer Discretionary (10.78%)
Consumer Discretionary Select Sector SPDR Fund	127,985	$3,728,203

Consumer Staples (11.49%)
Consumer Staples Select Sector SPDR Fund	155,794	3,972,747

Energy (10.74%)
Energy Select Sector SPDR Fund	74,784	3,715,269

Financials (11.19%)
Financial Select Sector SPDR Fund	280,195	3,869,493

Healthcare (11.45%)
Health Care Select Sector SPDR Fund	140,579	3,960,111

Industrials (11.00%)
Industrial Select Sector SPDR Fund	138,626	3,805,284

Materials (11.01%)
Materials Select Sector SPDR Fund	134,265	3,807,755

Technology (10.99%)
Technology Select Sector SPDR Fund	186,213	3,798,745

Utilities (11.30%)
Utilities Select Sector SPDR Fund	138,297	3,908,273

TOTAL EXCHANGE TRADED FUNDS (Cost $36,411,946)		34,565,880

TOTAL INVESTMENTS (99.95%) (Cost $36,411,946)		34,565,880

NET OTHER ASSETS AND LIABILITIES (0.05%)		18,467

NET ASSETS (100.00%)		$34,584,347

See Notes to Financial Statements.

Semi-Annual Report (Unaudited) | June 30, 2010	8

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

ASSETS:
Investments, at value	$34,565,880
Cash	27,209
Receivable for shares sold	1,500,547

Total Assets	36,093,636

LIABILITIES:
Payable for investments purchased	1,500,500
Payable to advisor	8,789

Total Liabilities	1,509,289

NET ASSETS	$34,584,347

NET ASSETS CONSIST OF:
Paid-in capital	$36,170,349
Overdistributed net investment income	(3,597)
Accumulated net realized gain on investments	263,661
Net unrealized depreciation on investments	(1,846,066)

NET ASSETS	$34,584,347

INVESTMENTS, AT COST	$36,411,946

PRICING OF SHARES
Net Assets	$34,584,347
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,200,000
Net Asset Value, offering and redemption price per share	$28.82

See Notes to Financial Statements.

9	ALPS Equal Sector Weight ETF | www.alpsetfs.com

Statement of Operations For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$ 246,031

Total Investment Income	246,031

EXPENSES:
Investment advisory fee	45,272

Total Expenses before Reimbursement	45,272

Expenses Reimbursed by: Investment advisor	(3,671)

NET EXPENSES	41,601

NET INVESTMENT INCOME	204,430

Net realized gain on investments	258,034
Net change in unrealized depreciation on investments	(3,317,655)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,059,621)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,855,191)

See Notes to Financial Statements.

Semi-Annual Report (Unaudited) | June 30, 2010	10

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Period July 7, 2009 (Inception) through December 31, 2009
OPERATIONS:
Net investment income	$204,430	$124,209
Net realized gain on investments	258,034	9,220
Net change in unrealized appreciation/(depreciation) on investments	(3,317,655)	1,471,589

Net increase/(decrease) in net assets resulting from operations	(2,855,191)	1,605,018

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(208,068)	(124,168)
From net realized gains on investments	–	(3,593)

Total distributions	(208,068)	(127,761)

SHARE TRANSACTIONS:
Proceeds from sale of shares	25,178,679	12,530,970

Cost of shares redeemed	(1,539,300)	–

Net increase from share transactions	23,639,379	12,530,970

Net increase in net assets	20,576,120	14,008,227

NET ASSETS:
Beginning of period	14,008,227	–

End of period*	$34,584,347	$14,008,227

* Including (overdistributed)/undistributed net investment income of:	$(3,597)	$41

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	450,000	–
Shares sold	800,000	450,000
Shares redeemed	(50,000)	–

Shares outstanding, end of period	1,200,000	450,000

See Notes to Financial Statements.

11	ALPS Equal Sector Weight ETF | www.alpsetfs.com

Financial Highlights For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended June 30, 2010 (Unaudited)		For the Period July 7, 2009 (Inception) through December 31, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$31.13		$25.04

INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.22		0.31
Net realized and unrealized gain/(loss) on investments	(2.30)		6.10

Total from Investment Operations	(2.08)		6.41

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.31)
From capital gains	–		(0.01)

Total Distributions	(0.23)		(0.32)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.31)		6.09

NET ASSET VALUE, END OF PERIOD	$28.82		$31.13

TOTAL RETURN(a)	(6.73)%		25.60%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$34,584		$14,008

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.67	%(b)	2.60%(b)
Net investment income excluding reimbursement/waiver	1.64	%(b)	2.57%(b)
Operating expenses including reimbursement/waiver	0.34	%(b)	0.34%(b)
Operating expenses excluding reimbursement/waiver	0.37	%(b)	0.37%(b)
PORTFOLIO TURNOVER RATE(c)	3%		4%

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Semi-Annual Report (Unaudited) | June 30, 2010	12

Notes to Financial Statements

June 30, 2010 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2010, the Trust consists of ten separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”), which commenced Investment operations on July 6, 2009 and began trading on the exchange on July 7, 2009.

The Fund’s Shares are listed on the NYSE Arca. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Banc of America Securities Merrill Lynch Equal Sector Weight Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s net asset value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any

13	ALPS Equal Sector Weight ETF | www.alpsetfs.com

Notes to Financial Statements

exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Semi-Annual Report (Unaudited) | June 30, 2010	14

Notes to Financial Statements

June 30, 2010 (Unaudited)

C. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2009, there were no permanent book and tax differences.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of the distributions paid was as follows:

Period Ended December 31, 2009
Distributions paid from:
Ordinary Income	$ 127,761
Total	$ 127,761

As of December 31, 2009, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$ 5,753
Net unrealized appreciation on investments	1,471,504
Total	$ 1,477,257

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

15	ALPS Equal Sector Weight ETF | www.alpsetfs.com

Notes to Financial Statements

E. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Fund analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund will file income tax returns in the U.S. federal jurisdiction and Colorado. For the year ended December 31, 2009, the Fund’s returns will be open to examination by the appropriate taxing authority.

F. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of observable inputs as compared to unobservable inputs for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1	-	quoted prices in active markets for identical securities

Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Semi-Annual Report (Unaudited) | June 30, 2010	16

Notes to Financial Statements

June 30, 2010 (Unaudited)

ALPS EQUAL SECTOR WEIGHT ETF

Assets:

Investments in Securities at Value*	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3 - Significant Unobserv- able Inputs	Total
Exchange Traded Funds	$34,565,880	$–	$–	$34,565,880
TOTAL	$34,565,880	$–	$–	$34,565,880

* For detailed descriptions of sector and industry, see the accompanying Statement of Investments.

For the period ended June 30, 2010, the Fund did not have any significant transfers between Level 1 and Level 2 securities. For the period ended June 30, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable Inputs (Level 3) were used in determining fair value is not applicable.

3. INVESTMENT ADVISORY FEE AND

      OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets. ALPS Distributors Inc. (“ADI”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Investment Adviser will reimburse the Fund an amount equal to the distribution fee received by ADI from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as ADI acts as the distributor to the Fund and the Underlying Sector ETFs. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course

17	ALPS Equal Sector Weight ETF | www.alpsetfs.com

Notes to Financial Statements

of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, or any of its affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
ALPS Equal Sector Weight ETF	$798,239	$818,181

For the period ended June 30, 2010, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
ALPS Equal Sector Weight ETF	$25,185,025	$1,539,295

Gains on in-kind transactions are generally not considered taxable gains for federal income tax purposes.

As of June 30, 2010, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Depreciation (excess of tax cost over value)	$(1,873,419)
Net Unrealized Depreciation	$(1,873,419)
Cost of investments for income tax purposes	$36,439,299

Semi-Annual Report (Unaudited) | June 30, 2010	18

Notes to Financial Statements

June 30, 2010 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. SUBSEQUENT EVENTS

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2010 through the issuance date of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

19	ALPS Equal Sector Weight ETF | www.alpsetfs.com

Additional Information

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsetfs.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) by calling 1-866-513-5856, (2) on the Trust’s website located at http://www.alpsetfs.com, (3) on the SEC’s website at http://www.sec.gov, and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

Semi-Annual Report (Unaudited) | June 30, 2010	20

ALPS EQUAL
Sector Weight ETF

This report has been prepared for the ALPS Equal Sector Weight ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the ALPS Equal Sector Weight ETF.

EQL000133 12/31/10

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)      Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)      Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer) President

Date:	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer) President

Date:	September 2, 2010

By:	/s/ Kimberly R. Storms
Kimberly R. Storms (Principal Financial Officer) Treasurer

Date:	September 2, 2010